Prepayments and other assets - Changes in the allowance for doubtful accounts of other assets, non-current (Details) ¥ in Thousands	9 Months Ended
Sep. 30, 2023 CNY (¥)
Prepayments and other assets
Additional provisions	¥ (11,938)
At the end of the year/period	¥ (11,938)